FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of Hedging Instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of June 30, 2025 and December 31, 2024:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2025	Interest rate caps of US$ SOFR debt	$4,571	1.0% - 6.8%	Aug. 2025 - May 2027	$10
	Interest rate swaps of US$ SOFR debt	5,702	3.3% - 3.9%	Aug. 2026 - Mar. 2030	6
	Interest rate caps of £ SONIA debt	1,788	2.0% - 5.0%	Jul. 2025 - Jan. 2028	2
	Interest rate swaps of £ SONIA debt	913	4.7% - 4.8%	Jul. 2025 - Apr. 2026	—
	Interest rate caps of € EURIBOR debt	110	4.0%	Oct. 2025	—
	Interest rate swaps of AUD BBSW/BBSY debt	829	3.0% - 4.5%	Dec. 2025 - Nov. 2028	(7)
	Other interest rate derivatives	312	4.5%	Aug. 2025	—
Dec. 31, 2024	Interest rate caps of US$ SOFR debt	$4,859	1.0% - 6.0%	Jan. 2025 - Jan. 2027	$19
	Interest rate swaps of US$ SOFR debt	4,016	3.7% - 5.2%	Feb. 2025 - Aug. 2026	13
	Interest rate caps of £ SONIA debt	1,438	1.0% - 5.0%	Mar. 2025 - Jul. 2025	8
	Interest rate swaps of £ SONIA debt	832	4.7% - 4.8%	Jan. 2025 - Apr. 2026	(1)
	Interest rate caps of € EURIBOR debt	97	4.0%	Oct. 2025	—
	Interest rate swaps of AUD BBSW/BBSY debt	718	3.0% - 4.5%	Mar. 2025 - Dec. 2027	(1)
	Other interest rate derivatives	274	4.5%	Aug. 2025	—
The following table provides the partnership’s outstanding derivatives that are designated as net investments of foreign subsidiaries or foreign currency cash flow hedges as of June 30, 2025 and December 31, 2024:

(US$ Millions)	Hedging item		Notional	Rates	Maturity dates	Fair value
Jun. 30, 2025	Net investment hedges		€466	€0.83/$ - €0.97/$	Aug. 2025 - Sep. 2028	$(53)
	Net investment hedges		£992	£0.75/$ - £0.93/$	Jul. 2025 - Sep. 2027	(278)
	Net investment hedges	A$	138	A$1.48/$ - A$1.59/$	Jul. 2025 - Jun. 2029	(1)
	Net investment hedges	R$	794	R$5.34/$ - R$7.94/$	Jul. 2025 - Nov. 2027	(22)
	Net investment hedges	₩	745,691	₩1,340.40/$ - ₩$1,417.05/$	Jul. 2025 - Nov. 2027	(22)
	Net investment hedges	Rs	57,321	Rs85.63/$ - Rs94.12/$	Jul. 2025 - Mar. 2028	(12)
	Net investment hedges		£258	£0.86/€	Sep. 2026	(3)
	Net investment hedges	C$	271	C$1.31/$ - C$1.41/$	Jul. 2025 - May. 2030	(5)
	Net investment hedges	AED	41	AED3.68/$	Jun. 2027	—
	Net investment hedges	CNH	2,797	CNH6.49/$ - CNH7.19/$	Jul. 2025 - Sep. 2027	(7)
	Net investment hedges	SEK	362	SEK9.71/$	Mar. 2028	(3)
	Net investment hedges		¥21,068	¥125.28/$ - ¥137.40/$	Jun. 2027	(1)
	Net investment hedges	NZ$	30	NZ$1.69/$	Mar. 2029	(1)
	Net investment hedges	S$	54	S$1.28/$	Nov. 2025	(1)
	Net investment hedges	SEK	121	SEK11.17/€	Mar. 2028	—
	Cross currency swaps of C$ LIBOR debt	C$	1,900	C$1.25/$ - C$1.34/$	Aug. 2025 - Feb. 2028	(44)
Dec. 31, 2024	Net investment hedges		€680	€0.87/$ - €0.97/$	Feb. 2025 - Sep. 2028	$14
	Net investment hedges		£2,120	£0.75/$ - £0.93/$	Jan. 2025 - Sep. 2027	(141)
	Net investment hedges	A$	261	A$1.47/$ - A$1.62/$	Mar. 2025 - Dec. 2027	10
	Net investment hedges	C¥	—	C¥6.59/$ - C¥6.77/$	Mar. 2025 - Mar. 2025	(2)
	Net investment hedges	R$	2,176	R$5.14/$ - R$7.94/$	Jan. 2025 - Nov. 2027	7
	Net investment hedges	₩	683,800	₩1,214.55/$ - ₩1,430.00/$	Jan. 2025 - Nov. 2027	46
	Net investment hedges	Rs	59,488	Rs84.89/$ - Rs91.84/$	Feb. 2025 - Nov. 2027	(3)
	Net investment hedges		£294	£0.83/€ - £0.87/€	Jan. 2025 - Jul. 2025	15
	Net investment hedges	C$	318	C$1.34/$ - C$1.42/$	Jan. 2025 - Mar. 2027	—
	Net investment hedges	AED	41	AED3.67/$	May. 2025	—
	Net investment hedges	CNH	2,797	CNH6.49/$ - CNH7.24/$	Jan. 2025 - Feb. 2027	20
	Net investment hedges		¥18,866	¥137.02/$ - ¥137.4/$	Jun. 2027 - Dec. 2027	5
	Cross currency swaps of C$ LIBOR debt	C$	1,900	C$1.25/$ - C$1.34/$	Aug. 2025 - Feb. 2028	(106)

Schedule of Other Derivatives
The following table presents details of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of June 30, 2025 and December 31, 2024:

(US$ Millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2025	Interest rate caps	$7,702	1.0% - 6.3%	Jul. 2025 - Jan. 2028	$3
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(17)
	Interest rate swaps of US$ debt	—	3.3% - 3.6%	Mar. 2026 - Mar. 2028	—
Dec. 31, 2024	Interest rate caps	$10,007	1.0% - 5.7%	Jan. 2025 - Jan. 2028	$(9)
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(18)
	Interest rate swaps of US$ debt	63	3.3% - 4.1%	Apr. 2025 - Mar. 2028	—

Schedule of Financial Assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2025		Dec. 31, 2024
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$668	$668	$924	$924
Other non-current assets
Securities - FVTPL	FVTPL	3,511	3,511	3,416	3,416
Derivative assets	FVTOCI/FVTPL	76	76	100	100
Accounts receivable	Amortized cost	90	90	9	9
Securities - FVTOCI	FVTOCI	20	20	27	27
Other marketable securities	Amortized cost	29	29	28	28
Restricted cash	Amortized cost	343	343	378	378
Current assets
Securities - FVTOCI	FVTOCI	12	12	11	11
Derivative assets	FVTOCI/FVTPL	107	107	265	265
Accounts receivable(1)	Amortized cost	825	825	788	788
Restricted cash	Amortized cost	317	317	350	350
Cash and cash equivalents(2)	Amortized cost	1,706	1,706	2,253	2,253
Total financial assets		$7,704	$7,704	$8,549	$8,549
Financial liabilities
Debt obligations(3)	Amortized cost	$47,993	$48,080	$51,499	$51,429
Capital securities	Amortized cost	1,307	1,307	2,690	2,690
Capital securities - fund subsidiaries	FVTPL	89	89	139	139
Other non-current liabilities
Loan payable	FVTPL	9	9	16	16
Accounts payable	Amortized cost	545	545	601	601
Derivative liabilities	FVTOCI/FVTPL	168	168	115	115
Accounts payable and other liabilities
Accounts payable and other(4)	Amortized cost	2,287	2,287	2,442	2,442
Loans and notes payable	Amortized cost	2,699	2,699	2,765	2,765
Derivative liabilities	FVTOCI/FVTPL	465	465	356	356
Total financial liabilities		$55,562	$55,649	$60,623	$60,553
(1)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $72 million and $58 million as of June 30, 2025 and December 31, 2024, respectively.
(2)Includes cash and cash equivalents associated with assets classified as held for sale on the condensed consolidated balance sheets in the amount of $3 million and $45 million as of June 30, 2025 and December 31, 2024, respectively.
(3)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of nil and $816 million as of June 30, 2025 and December 31, 2024, respectively.
(4)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $53 million and $82 million as of June 30, 2025 and December 31, 2024, respectively.
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2025				Dec. 31, 2024
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities - FVTPL	$48	$947	$2,516	$3,511	$42	$904	$2,470	$3,416
Securities - FVTOCI	—	—	32	32	—	—	38	38
Derivative assets	—	183	—	183	—	365	—	365
Total financial assets	$48	$1,130	$2,548	$3,726	$42	$1,269	$2,508	$3,819

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$89	$89	$—	$—	$139	$139
Derivative liabilities	—	633	—	633	—	471	—	471
Loan payable	—	9	—	9	—	16	—	16
Total financial liabilities	$—	$642	$89	$731	$—	$487	$139	$626

Schedule of Financial Liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2025		Dec. 31, 2024
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$668	$668	$924	$924
Other non-current assets
Securities - FVTPL	FVTPL	3,511	3,511	3,416	3,416
Derivative assets	FVTOCI/FVTPL	76	76	100	100
Accounts receivable	Amortized cost	90	90	9	9
Securities - FVTOCI	FVTOCI	20	20	27	27
Other marketable securities	Amortized cost	29	29	28	28
Restricted cash	Amortized cost	343	343	378	378
Current assets
Securities - FVTOCI	FVTOCI	12	12	11	11
Derivative assets	FVTOCI/FVTPL	107	107	265	265
Accounts receivable(1)	Amortized cost	825	825	788	788
Restricted cash	Amortized cost	317	317	350	350
Cash and cash equivalents(2)	Amortized cost	1,706	1,706	2,253	2,253
Total financial assets		$7,704	$7,704	$8,549	$8,549
Financial liabilities
Debt obligations(3)	Amortized cost	$47,993	$48,080	$51,499	$51,429
Capital securities	Amortized cost	1,307	1,307	2,690	2,690
Capital securities - fund subsidiaries	FVTPL	89	89	139	139
Other non-current liabilities
Loan payable	FVTPL	9	9	16	16
Accounts payable	Amortized cost	545	545	601	601
Derivative liabilities	FVTOCI/FVTPL	168	168	115	115
Accounts payable and other liabilities
Accounts payable and other(4)	Amortized cost	2,287	2,287	2,442	2,442
Loans and notes payable	Amortized cost	2,699	2,699	2,765	2,765
Derivative liabilities	FVTOCI/FVTPL	465	465	356	356
Total financial liabilities		$55,562	$55,649	$60,623	$60,553
(1)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $72 million and $58 million as of June 30, 2025 and December 31, 2024, respectively.
(2)Includes cash and cash equivalents associated with assets classified as held for sale on the condensed consolidated balance sheets in the amount of $3 million and $45 million as of June 30, 2025 and December 31, 2024, respectively.
(3)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of nil and $816 million as of June 30, 2025 and December 31, 2024, respectively.
(4)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $53 million and $82 million as of June 30, 2025 and December 31, 2024, respectively.
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2025				Dec. 31, 2024
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities - FVTPL	$48	$947	$2,516	$3,511	$42	$904	$2,470	$3,416
Securities - FVTOCI	—	—	32	32	—	—	38	38
Derivative assets	—	183	—	183	—	365	—	365
Total financial assets	$48	$1,130	$2,548	$3,726	$42	$1,269	$2,508	$3,819

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$89	$89	$—	$—	$139	$139
Derivative liabilities	—	633	—	633	—	471	—	471
Loan payable	—	9	—	9	—	16	—	16
Total financial liabilities	$—	$642	$89	$731	$—	$487	$139	$626

Schedule of Fair Value Measurement of Assets
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(h) in the consolidated financial statements as of December 31, 2024:

	Jun. 30, 2025				Dec. 31, 2024
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Office	$—	$—	$18,341	$1,417	$—	$—	$18,360	$1,230
Retail	—	—	18,945	87	—	—	18,939	78
LP Investments	—	—	19,049	812	—	—	22,794	677
Total	$—	$—	$56,335	$2,316	$—	$—	$60,093	$1,985
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2025 and December 31, 2024:

	Jun. 30, 2025		Dec. 31, 2024
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,508	$139	$2,987	$189
Acquisitions	174	—	288	1
Dispositions	(50)	(4)	(100)	—
Fair value losses, net and OCI	(84)	(46)	(159)	(61)
Reclassification of BSREP IV investments to assets held for sale	—	—	(52)	—
Other	—	—	(456)	10
Balance, end of period	$2,548	$89	$2,508	$139

Schedule of Fair Value Measurement of Liabilities
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2025 and December 31, 2024:

	Jun. 30, 2025		Dec. 31, 2024
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,508	$139	$2,987	$189
Acquisitions	174	—	288	1
Dispositions	(50)	(4)	(100)	—
Fair value losses, net and OCI	(84)	(46)	(159)	(61)
Reclassification of BSREP IV investments to assets held for sale	—	—	(52)	—
Other	—	—	(456)	10
Balance, end of period	$2,548	$89	$2,508	$139